CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Highway Holdings Limited Shareholders Equity [Member]	Noncontrolling Interest [Member]
Balance at Mar. 31, 2011	$ 12,565	$ 38	$ 11,335	$ 1,206	$ 0	$ (14)	$ 12,565	$ 0
Balance (in shares) at Mar. 31, 2011		3,781
Net income	184	0	0	184	0	0	184	0
Exercise of share options	5	0	5	0	0	0	5	0
Exercise of share options (in shares)	(3,000)	3
Cash dividends	(756)	0	0	(756)	0	0	(756)	0
Contribution from a non-controlling shareholder	0
Translation adjustments	0
Balance at Mar. 31, 2012	11,998	38	11,340	634	0	(14)	11,998	0
Balance (in shares) at Mar. 31, 2012		3,784
Net income	448	0	0	448	0	0	448	0
Cash dividends	(454)	0	0	(454)	0	0	(454)	0
Contribution from a non-controlling shareholder	0
Translation adjustments	16	0	0	0	16	0	16	0
Balance at Mar. 31, 2013	12,008	38	11,340	628	16	(14)	12,008	0
Balance (in shares) at Mar. 31, 2013		3,784
Net income	595	0	0	596	0	0	596	(1)
Cash dividends	(454)	0	0	(454)	0	0	(454)	0
Contribution from a non-controlling shareholder	6	0	0	0	0	0	0	6
Translation adjustments	(9)	0	0	0	(9)	0	(9)	0
Balance at Mar. 31, 2014	$ 12,146	$ 38	$ 11,340	$ 770	$ 7	$ (14)	$ 12,141	$ 5
Balance (in shares) at Mar. 31, 2014		3,784